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            U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 24F-2
                ANNUAL NOTICE OF SECURITIES SOLD
                     PURSUANT TO RULE 24f-2


1.    Name and address of issuer:

      Janus Aspen Series
      100 Fillmore Street
      Denver, CO 80206-4928


2.    The  name of each series or class of securities for which
      this  Form  is  filed  (If the Form is being filed for all series  and classes of securities of the issuer, check  the
      box but do not list series or classes):   [X]


3.    Investment Company Act File Number:  811-7736

      Securities Act File Number:  33-63212


4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2000


4(b). [   ]   Check box if this Form is being filed late  (i.e.,
      more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.


4(c). [ ] Check box if this is the last time the issuer will be filing this Form.


5.    Calculation of registration fee:

      (i)  Aggregate sale price of securities  $3,897,472,777.16
           					----------------
	   sold during the fiscal year
           pursuant to section 24(f):



     (ii)  Aggregate price of securities
           redeemed or repurchased during
           the fiscal year:                    $1,717,607,232.93
						----------------

     (iii) Aggregate price of securities
           redeemed or repurchased during
           any prior fiscal year ending no
           earlier than October 11, 1995
           that were not previously used
           to reduce registration fees
           payable to the Commission:          $      0
						---------------

     (iv)  Total available redemption credits
           [add Items 5(ii) and 5(iii)]:      -$1,717,607,232.93
						----------------

     (v)   Net sales - if Item 5(i) is
           greater than Item 5(iv)[subtract
           Item 5(iv) from Item 5(i)]:         $2,179,865,544.23
						----------------
     (vi)  Redemption credits available for    $ (     0       )
						----------------
      	   use in future years -- if Item
           5(i) is less than Item 5(iv)
           [subtract Item 5(iv) from Item
           5(i)]:

     (vii) Multiplier for determining
           registration fee (See Instruction
           C.9):                                  x   0.000250
     						   ------------
    (viii) Registration fee due [multiply
           Item 5(v) by Item 5(vii)] (enter
           "0" if no fee is due):                  =$544,966.39
      						     ----------



6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
        0   .  If there is a number of shares or other units that
     -------
     were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years,
     then state that number here:         0    .
     				      ---------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction
     D):

                                                  +$    0
						    ---------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                  =$544,966.39
						  -------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 14, 2001.



     Method of Delivery

                    [ X ]  Wire Transfer
                    [  ]     Mail or other means













                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Bonnie M. Howe
			      -----------------------------------
                         Name:  Bonnie M. Howe
                         	---------------------------------
			 Title: Vice President
				---------------------------------

     Date:  March 14, 2001